Employee benefit plans - Actuarial Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension plans
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.40%	3.90%	3.80%
Weighted average rate of compensation increases	2.50%	2.30%	2.20%
Weighted average expected long-term rate of return on plan assets	4.75%	5.30%	5.10%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.05%	3.40%	4.20%
Weighted average rate of compensation increases	2.40%	2.50%	2.30%
Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	4.37%	4.70%	4.20%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.73%	4.37%	4.70%
Post-retirement medical benefit plan sensitivity to trend rate assumptions
Effect of one percentage point increase on service and interest cost components	$ 762	$ 772	$ 909
Effect of one percentage point increase on accumulated postretirement benefit obligation	19,230	19,513	18,792
Effect of one percentage point decrease on service and interest cost components	(632)	(694)	(781)
Effect of one percentage point decrease on accumulated postretirement benefit obligation	$ (15,961)	$ (16,255)	$ (15,496)
Post- retirement medical benefit plan | Minimum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	7.80%	8.00%	7.10%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	7.70%	7.80%	8.00%
Post- retirement medical benefit plan | Maximum
Actuarial assumptions used to determine annual benefit expense
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%
Actuarial assumptions used to determine benefit obligations at end of year
Weighted average annual medical cost increase rate	4.50%	4.50%	4.50%